Investments in subsidiaries, joint ventures and associates - Summary of statements of financial information of joint ventures and associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Joint Ventures and Associates [Line Items]
Total assets	R$ 49,348,994	R$ 39,558,074
Equity	17,730,617	15,823,444	R$ 14,029,826	R$ 12,174,968
Net revenue	142,369,540	133,498,913	126,048,701
Income (loss) for the year	2,541,908	2,525,900	2,517,753
Current assets	19,176,470	16,047,721
Non-current assets	30,172,524	23,510,353
Current liabilities	11,847,344	10,493,201
Non-current liabilities	19,771,033	13,241,429
Gross profit	9,358,841	9,687,020	9,318,232
RPR [member]
Disclosure of Joint Ventures and Associates [Line Items]
Total assets	671,468	1,069,063	844,959
Total liabilities	891,163	1,062,982	717,926
Equity	(219,695)	6,081	127,033
Net revenue	2,054,242	2,177,747	2,954,931
Income (loss) for the year	R$ (235,921)	R$ (83,097)	R$ 20,899
Number of shares or units held	1,719,491	1,489	5,078,888
Interest in share capital - % in joint ventures	33.14%	50.00%	33.14%
Opla
Disclosure of Joint Ventures and Associates [Line Items]
Total assets		R$ 182,810	R$ 190,626
Total liabilities		63,422	82,315
Equity	R$ 168,095	119,388	108,311
Net revenue		60,281	35,117
Income (loss) for the year	R$ 7,068	R$ 8,324	R$ 8,141
Number of shares or units held		16,957,908	33,915,815
Interest in share capital - % in joint ventures	50.00%	50.00%	50.00%
Obrinel S.A. [member]
Disclosure of Joint Ventures and Associates [Line Items]
Total assets	R$ 788,270
Total liabilities	582,460
Equity	205,810
Net revenue	103,845
Income (loss) for the year	R$ 51,073
Number of shares or units held	661,904,939
Interest in share capital - % in joint ventures	49.00%